Label	Element	Value
Lord Abbett Focused Large Cap Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lord Abbett Focused Large Cap Value Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following paragraph replaces the sixth paragraph in the section under “Principal Investment Strategies” on page 5 of the summary prospectus, page 26 of the statutory prospectus and fifth paragraph of the subsection “Focused Large Cap Value Fund” on page 139 of the statutory prospectus:

The Fund utilizes a focused investment strategy and is diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Lord Abbett Focused Large Cap Value Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The sixteenth paragraph under “Principal Risks” on page 8 of the summary prospectus and page 29 of the statutory prospectus and twelfth paragraph of the subsection “Focused Large Cap Value Fund” on page 179 of the statutory prospectus, each titled “Non-Diversification Risk,” is removed.